REVENUE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Unbilled contracts receivable	$ 0	$ 0
Revenue, remaining performance obligation, amount	$ 0	$ 0
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | SERBIA
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	13.00%	11.00%
Revenues	$ 658,000	$ 494,000
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | CANADA
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		3.00%
Revenues		$ 135,000
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | GERMANY
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		4.00%
Revenues		$ 193,000
Related services [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	10.00%